Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of the Partnership's long-term debt	$ 415.7	$ 156.5
Carrying value of Partnership's long-term debt	411.5	149.7
Cash Equivalents | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 0	$ 12.0